Inventory - Write-offs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Inventory, LIFO Reserve, Period Charge	$ 359,501	$ 92,064	$ 1,030,236